COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2012
	RMB’000	US$’000

2013	15,493	2,487
2014	14,634	2,349
2015	14,409	2,313
2016	13,852	2,223
2017	5,605	900

	63,993	10,272